Inventory - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Total	$ 947,749	$ 836,401	$ 846,971
Food [Member]
Inventory [Line Items]
Total	492,410	436,093	423,247
Beverages [Member]
Inventory [Line Items]
Total	$ 455,339	$ 400,308	$ 423,724